Supplemental Cash Flow Information (Supplemental Information Related to Consolidated Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash paid during the year:
Interest	¥ 1,408	¥ 1,422	¥ 2,009
Income taxes	31,134	44,172	36,617
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	692	419	489
Accounts payable for purchases of property, plant and equipment	15,532	10,393	12,951
Accounts payable for purchases of held-to-maturity securities	6,000
Acquisitions of businesses:
Fair value of assets acquired	46,977	4,230	31,498
Fair value of liabilities assumed	(17,477)	(2,235)	(11,803)
Noncontrolling interests	(5,140)	(23)
Cash acquired	(2,410)	(129)	(3,720)
Subtotal	21,950	1,843	15,975
Additional payment for an acquisition of business in the previous year	726
Acquisitions of businesses, net of cash acquired	¥ 22,676	¥ 1,843	¥ 15,975